Recently issued accounting pronouncements	6 Months Ended
Jun. 30, 2020
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements	Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued accounting standards update ("ASU") Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 to reduce diversity in practice on how entities account for transactions on the basis of different views of the economics of a collaborative arrangement. The adoption of this Update during the first quarter did not have an impact on the unaudited interim consolidated financial statements.
The FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities to improve general purpose financial reporting. The update clarifies that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The adoption of this Update during the first quarter did not have an impact on the unaudited interim consolidated financial statements.
The FASB issued ASU 2017-04, Business Combinations (Topic 350): Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measured a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Under the amendments in this update, the impairment loss will be measured as the amount by which the carrying amount of the reporting unit exceeds the reporting unit’s fair value. The Company will follow the pronouncements prospectively for goodwill impairment testing.
The FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The adoption of this topic in the first quarter did not have a significant impact on the unaudited interim consolidated financial statements (note 1(e)).

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting that provides optional expedients and exceptions to ease the potential burden in accounting for reference rate reform. The amendments apply to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of the reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company is currently assessing the impact of the reference rate reform and this Update.